Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail)		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2024
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		100.00%
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Agreement to purchase remaining ownership	50.00%
WRB Refining LP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%